CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-In capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)	Attributable to owners of KE Holdings Inc. CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021	¥ 489		¥ 78,972,169	¥ 483,887	¥ (2,639,723)	¥ (9,842,846)	¥ 66,973,976	¥ 81,517	¥ 67,055,493
Beginning balance (in shares) at Dec. 31, 2021 | shares	3,548,492,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(1,386,074)	(1,386,074)	(11,210)	(1,397,284)
Exercise of share options	¥ 3						3		¥ 3
Exercise of share options (in shares) | shares	24,383,373								24,383,373	24,383,373
Vesting of restricted share units (in shares) | shares	576,720
Share-based compensation			2,425,249				2,425,249		¥ 2,425,249
Repurchase of ordinary shares		¥ (1,319,796)					(1,319,796)		(1,319,796)
Repurchase of ordinary shares (in shares) | shares		(41,707,914)
Cancellation of ordinary shares	¥ (5)	¥ 1,094,467	(1,094,462)
Cancellation of ordinary shares (in shares) | shares	(35,246,628)	35,246,628
Surrender of ordinary shares (in shares) | shares	(3)
Appropriation to statutory reserves				176,930		(176,930)			(176,900)
Currency translation adjustments					2,602,071		2,602,071		2,602,071
Acquisition of subsidiaries with non-controlling interests								63,771	63,771
Unrealized gains (losses) on available-for-sale investments, before reclassification					(470,589)		(470,589)		(470,589)
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)					95,520		95,520		95,520
Ending balance at Dec. 31, 2022	¥ 487	¥ (225,329)	80,302,956	660,817	(412,721)	(11,405,850)	68,920,360	134,078	69,054,438
Ending balance (in shares) at Dec. 31, 2022 | shares	3,538,205,792
Ending balance (in shares) at Dec. 31, 2022 | shares		(6,461,286)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						5,883,224	5,883,224	6,380	5,889,604
Exercise of share options	¥ 3						3		¥ 3
Exercise of share options (in shares) | shares	17,029,713								17,029,713	17,029,713
Vesting of restricted share units	¥ 1		(1)
Vesting of restricted share units (in shares) | shares	5,963,517
Vesting of restricted share, net	¥ 2		(2)
Vesting of restricted share, net (in shares) | shares	13,292,404
Share-based compensation			3,215,549				3,215,549		¥ 3,215,549
Repurchase of ordinary shares		¥ (5,150,628)					(5,150,628)		(5,150,628)
Repurchase of ordinary shares (in shares) | shares		(141,064,215)
Cancellation of ordinary shares	¥ (18)	¥ 4,509,759	(4,509,741)
Cancellation of ordinary shares (in shares) | shares	(123,459,369)	123,459,369
Surrender of ordinary shares (in shares) | shares	(37)
Appropriation to statutory reserves				150,290		(150,290)			(150,300)
Currency translation adjustments					574,223		574,223		574,223
Acquisition of subsidiaries with non-controlling interests								18,852	18,852
Disposal of subsidiaries with non-controlling interests								(2,109)	(2,109)
Unrealized gains (losses) on available-for-sale investments, before reclassification					71,447		71,447		71,447
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)					11,353		11,353		11,353
Dividend to shareholders			(1,425,707)				(1,425,707)		(1,425,707)
Liquidation of a subsidiary								(51,020)	(51,020)
Dividend of subsidiaries for non-controlling interest holder								(4,900)	(4,900)
Ending balance at Dec. 31, 2023	¥ 475	¥ (866,198)	77,583,054	811,107	244,302	(5,672,916)	72,099,824	101,281	72,201,105
Ending balance (in shares) at Dec. 31, 2023 | shares	3,451,032,020
Ending balance (in shares) at Dec. 31, 2023 | shares		(24,066,132)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						4,064,900	4,064,900	13,280	4,078,180	$ 558,710
Exercise of share options	¥ 2						2		¥ 2
Exercise of share options (in shares) | shares	14,183,427								14,183,427	14,183,427
Vesting of restricted share units	¥ 3		(3)
Vesting of restricted share units (in shares) | shares	22,936,809
Vesting of restricted share, net	¥ 2		(2)
Vesting of restricted share, net (in shares) | shares	13,297,108
Share-based compensation			2,726,075				2,726,075		¥ 2,726,075
Repurchase of ordinary shares		¥ (5,101,091)					(5,101,091)		(5,101,091)
Repurchase of ordinary shares (in shares) | shares		(144,663,195)
Cancellation of ordinary shares	¥ (21)	¥ 5,017,879	(5,017,858)
Cancellation of ordinary shares (in shares) | shares	(147,784,335)	147,784,335
Surrender of ordinary shares (in shares) | shares	(2)
Appropriation to statutory reserves				115,865		(115,865)			(115,900)
Currency translation adjustments					217,142		217,142		217,142	$ 29,748
Acquisition of subsidiaries with non-controlling interests								38,710	38,710
Disposal of subsidiaries with non-controlling interests								(29,092)	(29,092)
Unrealized gains (losses) on available-for-sale investments, before reclassification					147,668		147,668		147,668
Dividend to shareholders			(2,830,704)				(2,830,704)		(2,830,704)
Ending balance at Dec. 31, 2024	¥ 461	¥ (949,410)	¥ 72,460,562	¥ 926,972	¥ 609,112	¥ (1,723,881)	¥ 71,323,816	¥ 124,179	¥ 71,447,995	$ 9,788,334
Ending balance (in shares) at Dec. 31, 2024 | shares	3,353,665,027
Ending balance (in shares) at Dec. 31, 2024 | shares		(20,944,992)